Other investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Other investments
Available-for-sale debt securities, Original cost	¥ 40,438		¥ 112,314
Other investments, Original cost	3,070,508		3,478,857
Equity investments with readily determinable fair value, Unrealized gains (loss)	546,031	$ 79,167	85,685	¥ 980,868
Other investments, Unrealized gains (loss)	133,904		(76,511)
Available-for-sale debt securities, Accumulated impairment	(35,073)		(118,689)
Other investments, Accumulated impairment	(590,806)		(792,252)
Available-for-sale debt securities, Translation difference	135		6,375
Other investments, Translation difference	46,699		(127,183)
Available-for-sale debt securities, Estimated Fair value	5,500
Other Investments, Estimated Fair value	2,660,305		2,482,911		$ 385,709
Gain on disposal of the investment	304,570	$ 44,158		57,629
Equity investments with readily determinable fair value
Other investments
Equity investments with readily determinable fair value, Original cost	223,852		226,200
Equity investments with readily determinable fair value, Unrealized gains (loss)	(145,631)		(80,829)
Equity investments with readily determinable fair value, Accumulated impairment	(48,634)		(48,634)
Equity investments with readily determinable fair value, Translation difference	11,046		5,387
Equity investments with readily determinable fair value, Estimated Fair value	40,633		102,124
Gain on disposal of the investment	2,412		42,141	486,227
Impairment loss on equity investments with readily determinable fair value	0		0	0
Equity investments with readily determinable fair value cost value	4,760		63,826	540,490
Revaluation Of Equity Investments With Readily Determinable Fair Value	62,390		(116,567)	293,140
Dividend income	22		222	389
Equity investments without readily determinable fair value
Other investments
Equity investments without readily determinable fair value, Original cost	2,806,218		3,140,343
Equity investments without readily determinable fair value, Unrealized gains (loss)	279,535		4,318
Equity investments without readily determinable fair value, Accumulated impairment	(507,099)		(624,929)
Equity investments without readily determinable fair value, Translation difference	35,518		(138,945)
Equity investments without readily determinable fair value, Estimated Fair value	2,614,172		2,380,787
Gain on disposal of the investment				351,863
Impairment loss on equity investments without readily determinable fair value	93,904		378,989
Dividend income	28,612		179,270	229,221
Gross realized gain on investment				68,163
Equity securities with out readily determinable fair value sold				508,423
Dividend from other investments as reinvestment	23,638		51,635
Equity securities without readily determinable fair value, net asset value	¥ 275,217		¥ 0	¥ 0